Share Capital - Canopy Rivers - Summary of Changes in Omnibus Plan Options (Details)	12 Months Ended
	Mar. 31, 2019 CAD ($) shares	Mar. 31, 2018 CAD ($) shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options issued at end of year | shares	32,831,895
Weighted average exercise price at beginning of year	$ 12.95
Weighted average exercise price at end of year	$ 34.10	$ 12.95
Canopy Rivers Corporation | Employee Stock Option Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options issued at beginning of year | shares	5,915,000	0
Options granted | shares	6,762,137	5,915,000
Options issued at end of year | shares	12,522,255	5,915,000
Options exercised | shares	(154,882)
Weighted average exercise price at beginning of year	$ 0.68	$ 0
Weighted average exercise price - Options granted	3.32	0.68
Weighted average exercise price at end of year	1.98	$ 0.68
Weighted average exercise price - Options exercised	$ 0.78